Authorisation of consolidated financial statements for issue (Details Narrative) - SGD ($)	Jun. 30, 2025	Dec. 31, 2024
Authorisation Of Consolidated Financial Statements For Issue
Percentage of allowance for expected credit loss	100.00%
Allowance for expected credit loss		$ 19,582